Document and Entity Information	Dec. 06, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 06, 2022
Entity Registrant Name	DTRT HEALTH ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40774
Entity Tax Identification Number	86-3336784
Entity Address, Address Line One	1415 West 22nd Street
Entity Address, Address Line Two	Tower Floor
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	314
Local Phone Number	316-5473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This amendment (this “Amendment”) amends the Current Report on Form 8-K of DTRT Health Acquisition Corp. (the “Company”) filed with the U.S. Securities and Exchange Commission on December 12, 2022 (the “Prior Form 8-K”) in which the Company reported the results of the special meeting of stockholders of the Company. This Amendment amends Item 5.07 of the Prior Form 8-K by updating the amount of cash in the trust account from $33,102,698 to $33,402,698. Only the items being amended are included in this Amendment. This Amendment does not amend any other item of the Prior Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Prior Form 8-K.
Entity Central Index Key	0001865537
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	DTRT
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DTRTW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A common stock, par value $0.0001, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	DTRTU
Security Exchange Name	NASDAQ